UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-3097

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Horizon Kinetics Blockchain Development ETF
BCDF (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Horizon Kinetics Blockchain Development ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://horizonkinetics.com/products/etf/bcdf/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Horizon Kinetics Blockchain Development ETF	$91	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s return was 15.05% versus 25.02% for the S&P 500 TR.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive performance was driven, in part, by a strong year for underlying cryptocurrency markets, though a significant level of contribution was related to the portfolio constituents’ more established businesses. Exchanges, as an example, were the beneficiaries of high volumes across many asset classes, including those related to cryptocurrency derivatives.
POSITIONING
The portfolio exhibits high active share and little overlap with traditional market indices, due to a comparatively high allocation to securities exchanges and market platforms. These positions performed positively on a broad basis but underperformed wider markets.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses (management fees) were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/01/2022)
Horizon Kinetics Blockchain Development ETF NAV	15.05	5.10
S&P 500 TR	25.02	17.72
NASDAQ Composite Total Return Index	29.57	21.24
Horizon Kinetics Blockchain Development ETF	PAGE 1	TSR-AR-53656G209

Visit https://horizonkinetics.com/products/etf/bcdf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$13,158,471
Number of Holdings	27
Net Advisory Fee	$87,283
Portfolio Turnover	9%
Visit https://horizonkinetics.com/products/etf/bcdf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	(% of Net Assets)
Common Stocks	91.7%
Cash & Other	8.3%

Top 10 Issuers	(% of Net Assets)
CACI International, Inc.	6.2%
Cboe Global Markets, Inc.	5.7%
Galaxy Digital Holdings Ltd.	5.5%
Intercontinental Exchange, Inc.	5.3%
TMX Group Ltd.	5.3%
Urbana Corp.	5.2%
Nasdaq, Inc.	5.2%
Singapore Exchange Ltd.	5.1%
London Stock Exchange Group PLC	4.7%
Tradeweb Markets, Inc.	4.7%

Top Ten Countries	(% of Net Assets)
United States	56.4%
Canada	10.5%
Japan	6.6%
Singapore	5.1%
United Kingdom	4.7%
Germany	4.4%
Australia	3.6%
Greece	0.4%
Cash & Other	8.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://horizonkinetics.com/products/etf/bcdf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
Horizon Kinetics Blockchain Development ETF	PAGE 2	TSR-AR-53656G209

Horizon Kinetics Energy and Remediation ETF
NVIR (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Horizon Kinetics Energy and Remediation ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://horizonkinetics.com/products/etf/nvir/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Horizon Kinetics Energy and Remediation ETF	$92	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s return was 17.54% versus 25.02% for the S&P 500 TR.
WHAT FACTORS INFLUENCED PERFORMANCE
While not to the extent of the technology space, there was a recognition of the energy demand related to data center and artificial intelligence (AI) buildouts in the coming years. Hydrocarbon production and associated environmental remediation will likely play a key role as AI use grows and the underlying resource requirements are more widely acknowledged.
POSITIONING
The Fund’s performance was strongly influenced by its heavy exposure to the energy and industrials sectors, which are comparatively small exposures in broader market indices. These sectors underperformed the broader markets, and sector differences outweighed security selection as an explanation of comparative performance in 2024.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses (management fees) were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/21/2023)
Horizon Kinetics Energy and Remediation ETF NAV	17.54	12.79
S&P 500 TR	25.02	24.97
Horizon Kinetics Energy and Remediation ETF	PAGE 1	TSR-AR-53656G514

Visit https://horizonkinetics.com/products/etf/nvir/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,755,424
Number of Holdings	39
Net Advisory Fee	$30,333
Portfolio Turnover	0%
Visit https://horizonkinetics.com/products/etf/nvir/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Energy	74.1%
Industrial	20.5%
Basic Materials	2.1%
Consumer, Non-cyclical	1.2%
Cash & Other	2.1%

Top 10 Issuers	(% of Net Assets)
Exxon Mobil Corp.	7.0%
Texas Pacific Land Corp.	5.3%
Williams Cos., Inc.	5.3%
EQT Corp.	4.5%
CES Energy Solutions Corp.	4.5%
Cheniere Energy, Inc.	4.5%
Expand Energy Corp.	3.8%
Diamondback Energy, Inc.	3.7%
PrairieSky Royalty Ltd.	3.6%
Suncor Energy, Inc.	3.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://horizonkinetics.com/products/etf/nvir/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
Horizon Kinetics Energy and Remediation ETF	PAGE 2	TSR-AR-53656G514

Horizon Kinetics Inflation Beneficiaries ETF
INFL (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Horizon Kinetics Inflation Beneficiaries ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://horizonkinetics.com/products/etf/infl/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Horizon Kinetics Inflation Beneficiaries ETF	$95	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s return was 23.34% versus 25.02% for the S&P 500 TR.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund benefitted from its exposure to real asset end markets including energy, land, precious metals, and iron ore. Energy prices were mixed for the year and weighed on upstream exploration and production company returns, as these companies are far more exposed to operating margin erosion as compared to the royalty business models favored by the Fund.
POSITIONING
The portfolio’s focus on capital light (efficient) business models have set the foundation for our concept of “quality” exposures. Our concept of quality includes stability, efficiency, and predictability, which generally result in a healthy growth rate, but must also include a reasonable valuation. The continued success of the portfolio has primarily been driven by our analysis and understanding of these business models, which we continue to view favorably.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses (management fees) were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Horizon Kinetics Inflation Beneficiaries ETF	PAGE 1	TSR-AR-53656F623

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/11/2021)
Horizon Kinetics Inflation Beneficiaries ETF NAV	23.34	13.00
S&P 500 TR	25.02	13.34
MSCI ACWI All Cap Index Net (USD)	16.29	7.52
Visit https://horizonkinetics.com/products/etf/infl/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,032,029,823
Number of Holdings	47
Net Advisory Fee	$6,580,273
Portfolio Turnover	17%
Visit https://horizonkinetics.com/products/etf/infl/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Security Type	(% of Net Assets)
Common Stocks	94.5%
Cash & Other	5.5%

Top 10 Issuers	(% of Net Assets)
Landbridge Co. LLC	7.8%
Viper Energy, Inc.	6.8%
Texas Pacific Land Corp.	6.1%
Wheaton Precious Metals Corp.	5.5%
PrairieSky Royalty Ltd.	5.5%
Intercontinental Exchange, Inc.	4.4%
Franco-Nevada Corp.	3.4%
Cheniere Energy, Inc.	3.4%
Deutsche Boerse AG	3.1%
CACI International, Inc.	2.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://horizonkinetics.com/products/etf/infl/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
Horizon Kinetics Inflation Beneficiaries ETF	PAGE 2	TSR-AR-53656F623

Horizon Kinetics Medical ETF
MEDX (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Horizon Kinetics Medical ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://horizonkinetics.com/products/etf/medx/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Horizon Kinetics Medical ETF	$83	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s return was -4.72% versus 25.02% for the S&P 500 TR.
WHAT FACTORS INFLUENCED PERFORMANCE
Healthcare companies underperformed as a sector, acting as a significant headwind for portfolio performance. We view this as an exhibit in market myopia as many of our portfolio positions stand to benefit greatly over the longer-term from technology-related trends that drove broader market performance in 2024.
POSITIONING
Many portfolio companies are largely subject to a high degree of uncertainty in individual product initiatives, as about 90% of all drug candidates do not end up receiving approval. The Fund’s remains focused on long-term results driven by continued medical innovations funded by significant research and development. We believe the high degree of research and development, while not always indicative of any individual medical triumph, is a far better predictor of long-term innovation than shorter-term price movements.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses (management fees) were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Horizon Kinetics Medical ETF NAV	-4.72	2.39	3.72
S&P 500 TR	25.02	14.53	13.10
Visit https://horizonkinetics.com/products/etf/medx/ for more recent performance information.
Horizon Kinetics Medical ETF	PAGE 1	TSR-AR-53656G563

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$15,584,898
Number of Holdings	35
Net Advisory Fee	$146,070
Portfolio Turnover	0%
Visit https://horizonkinetics.com/products/etf/medx/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	95.1%
Cash & Other	4.9%

Top 10 Issuers	(% of Net Assets)
Eli Lilly & Co.	16.6%
AbbVie, Inc.	8.8%
Bristol-Myers Squibb Co.	6.4%
Novartis AG	6.0%
Amgen, Inc.	5.6%
AstraZeneca PLC	5.2%
Johnson & Johnson	4.7%
Pfizer, Inc.	4.4%
Alnylam Pharmaceuticals, Inc.	4.3%
Merck & Co., Inc.	4.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://horizonkinetics.com/products/etf/medx/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
Horizon Kinetics Medical ETF	PAGE 2	TSR-AR-53656G563

Horizon Kinetics SPAC Active ETF
SPAQ (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Horizon Kinetics SPAC Active ETF for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://horizonkinetics.com/products/etf/spaq/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Horizon Kinetics SPAC Active ETF	$87	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2024, the Fund’s return was 4.26% versus 25.02% for the S&P 500 TR.
WHAT FACTORS INFLUENCED PERFORMANCE
The most influential factor in the Fund’s performance was an elevated but generally steady short-term interest rate environment.
POSITIONING
Individual security selection did not have a large impact on performance insofar as the relative dearth of market enthusiasm upon announced merger deals resulted in little excess return over U.S. Treasury Bill rates. This combined with relatively steady short-term interest rates throughout the year provided fewer trading opportunities.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses (management fees) were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Horizon Kinetics SPAC Active ETF	PAGE 1	TSR-AR-53656G555

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/27/2023)
Horizon Kinetics SPAC Active ETF NAV	4.26	4.66
S&P 500 TR	25.02	22.91
ICE BofA 6-Month US Treasury Bill Total Return Index	5.35	5.29
Visit https://horizonkinetics.com/products/etf/spaq/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$17,414,455
Number of Holdings	44
Net Advisory Fee	$144,982
Portfolio Turnover	128%
Visit https://horizonkinetics.com/products/etf/spaq/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Pre-Combination Special Purpose Acquisition Companies	97.5%
Cash & Other	2.5%

Top 10 Issuers	(% of Net Assets)
Centurion Acquisition Corp.	5.1%
M3-Brigade Acquisition V Corp.	5.1%
Oaktree Acquisition Corp. III Life Sciences	5.1%
Launch Two Acquisition Corp.	5.0%
Aldel Financial II, Inc.	4.9%
Graf Global Corp.	4.8%
Cohen Circle Acquisition Corp. I	4.7%
Silverbox Corp. IV	4.8%
Voyager Acquisition Corp.	4.8%
Legato Merger Corp. III	4.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://horizonkinetics.com/products/etf/spaq/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
Horizon Kinetics SPAC Active ETF	PAGE 2	TSR-AR-53656G555

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2024	FYE 12/31/2023
(a) Audit Fees	$77,750	$79,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$16,250	$15,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2024	FYE 12/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Horizon Kinetics ETFs
Horizon Kinetics Blockchain Development ETF (BCDF)
Horizon Kinetics Energy and Remediation ETF (NVIR)
Horizon Kinetics Inflation Beneficiaries ETF (INFL)
Horizon Kinetics Medical ETF (MEDX)
Horizon Kinetics SPAC Active ETF (SPAQ)
Annual Financial Statements and Other Information
December 31, 2024

Horizon Kinetics Blockchain Development ETF
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 91.7%
Capital Markets - 26.0%(a)
Bakkt Holdings, Inc.(b)(c)	10,631	$263,330
Galaxy Digital Holdings Ltd.(b)	41,730	725,096
MarketAxess Holdings, Inc.	1,446	326,854
OTC Markets Group, Inc. - Class A	6,216	318,337
Tradeweb Markets, Inc. - Class A	4,753	622,263
Urbana Corp. - Class A	170,546	685,409
WisdomTree, Inc.	45,360	476,280
		3,417,569
Computer Services - 9.7%
CACI International, Inc. - Class A(b)	2,033	821,454
Science Applications International Corp.	4,053	453,044
		1,274,498
Consulting Services - 0.7%
Booz Allen Hamilton Holding Corp.	737	94,852
Data Processing-Management - 1.0%
Broadridge Financial Solutions, Inc.	589	133,167
Global Exchanges - 44.0%(a)
ASX Ltd.	11,723	472,369
Cboe Global Markets, Inc.	3,838	749,945
Deutsche Boerse AG	2,493	574,124
Hellenic Exchanges - Athens Stock Exchange SA	12,341	57,634
Intercontinental Exchange, Inc.	4,713	702,284
Japan Exchange Group, Inc.	50,388	567,490
London Stock Exchange Group PLC	4,419	624,550
Nasdaq, Inc.	8,822	682,029
Singapore Exchange Ltd.	71,350	666,324
TMX Group Ltd.	22,483	692,217
		5,788,966
Motion Pictures & Services - 2.3%
IG Port, Inc.	11,176	171,523
Toei Animation Co. Ltd.	6,034	135,723
		307,246
Oil Companies -Exploration & Production - 3.6%
Landbridge Co. LLC - Class A	7,272	469,771
Securities & Commodities Exchanges - 2.1%
CME Group, Inc.	1,204	279,605

	Shares	Value
Telecommunication Services - 2.3%
Applied Digital Corp.(b)	23,870	$182,367
DigitalBridge Group, Inc.	10,741	121,158
		303,525
TOTAL COMMON STOCKS (Cost $9,881,050)		12,069,199
TOTAL INVESTMENTS - 91.7% (Cost $9,881,050)		$12,069,199
Money Market Deposit Account - 10.0%(d)(e)		1,311,732
Liabilities in Excess of Other Assets - (1.7)%		(222,460)
TOTAL NET ASSETS - 100.0%		$13,158,471

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
PLC - Public Limited Company
SA - Sociedad Anónima
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $217,555 which represented 1.7% of net assets.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.24%.

(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of December 31, 2024 is $232,750 which represented 1.8% of net assets.
The accompanying notes are an integral part of these financial statements.

1

Horizon Kinetics Blockchain Development ETF
Schedule of Investments
December 31, 2024(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$12,069,199	$ —	$ —	$12,069,199
Total Investments	$12,069,199	$—	$—	$12,069,199

Allocation of Portfolio Holdings by Country as of December 31, 2024
(% of Net Assets)
United States	$7,421,836	56.4%
Canada	1,377,626	10.5
Japan	874,736	6.6
Singapore	666,324	5.1
United Kingdom	624,550	4.7
Germany	574,124	4.4
Australia	472,369	3.6
Greece	57,634	0.4
Other Assets in Excess of Other Assets	1,089,272	8.3
	$13,158,471	100.0%

The accompanying notes are an integral part of these financial statements.

2

Horizon Kinetics Energy and Remediation ETF
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 97.9%
Chemicals-Specialty - 2.1%
Ecolab, Inc.	330	$77,326
Diagnostic Kits - 1.2%
IDEXX Laboratories, Inc.(a)	105	43,411
Electronic Measuring Instruments - 5.2%
Badger Meter, Inc.	440	93,333
Itron, Inc.(a)	920	99,893
		193,226
Engineering-Research & Development Services - 1.9%
Fluor Corp.(a)	1,430	70,528
Machinery-Electrical - 1.4%
Franklin Electric Co., Inc.	555	54,085
Machinery-General Industrial - 1.3%
IDEX Corp.	230	48,137
Machinery-Pumps - 5.4%
Flowserve Corp.	1,495	85,992
Watts Water Technologies, Inc. - Class A	295	59,974
Xylem, Inc.	500	58,010
		203,976
Oil Companies - Exploration & Production - 20.6%
ConocoPhillips	1,100	109,087
Diamondback Energy, Inc.	850	139,255
EOG Resources, Inc.	970	118,903
EQT Corp.	3,705	170,837
Expand Energy Corp.	1,425	141,859
Occidental Petroleum Corp.	1,905	94,126
		774,067
Oil Companies - Integrated - 10.3%
Exxon Mobil Corp.	2,453	263,869
Suncor Energy, Inc.	3,465	123,631
		387,500
Oil-Field Services - 21.3%
Aris Water Solutions, Inc. - Class A	1,350	32,332
Calfrac Well Services Ltd.(a)	11,935	31,452
CES Energy Solutions Corp.	24,705	170,403
Enerflex Ltd.	8,325	82,834
Liberty Energy, Inc.	3,465	68,919
Oil States International, Inc.(a)	11,300	57,178
Schlumberger NV	2,115	81,089
Secure Energy Services, Inc.	8,705	98,417
STEP Energy Services Ltd.(a)(b)	16,600	49,747
TETRA Technologies, Inc.(a)	13,600	48,688
Trican Well Service Ltd.	22,415	79,953
		801,012

	Shares	Value
Oil-US Royalty Trusts - 12.1%
Permian Basin Royalty Trust	4,760	$52,741
PrairieSky Royalty Ltd.	6,955	135,550
Sabine Royalty Trust	493	31,951
San Juan Basin Royalty Trust	9,483	36,320
Texas Pacific Land Corp.	180	199,073
		455,635
Pipelines - 9.8%
Cheniere Energy, Inc.	785	168,673
Williams Cos., Inc.	3,655	197,808
		366,481
Water Treatment Systems - 5.3%
Energy Recovery, Inc.(a)	2,440	35,868
Pentair PLC	945	95,105
Veralto Corp.	666	67,832
		198,805
TOTAL COMMON STOCKS (Cost $3,206,224)		3,674,190
TOTAL INVESTMENTS - 97.9% (Cost $3,206,224)		$3,674,190
Money Market Deposit Account - 2.2% (c)		83,247
Liabilities in Excess of Other Assets - (0.1)%		(2,013)
TOTAL NET ASSETS - 100.0%		$3,755,424

Percentages are stated as a percent of net assets.
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $49,747 or 1.3% of the Fund’s net assets.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.24%.

The accompanying notes are an integral part of these financial statements.

3

Horizon Kinetics Energy and Remediation ETF
Schedule of Investments
December 31, 2024(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,674,190	$ —	$ —	$3,674,190
Total Investments	$3,674,190	$—	$—	$3,674,190

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of December 31, 2024
(% of Net Assets)
United States	$2,807,098	74.9%
Canada	771,987	20.5
United Kingdom	95,105	2.5
Other Assets in Excess of Other Assets	81,234	2.1
	$3,755,424	100.0%

The accompanying notes are an integral part of these financial statements.

4

Horizon Kinetics Inflation Beneficiaries ETF
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 94.5%
Agricultural Operations - 4.8%
Archer-Daniels-Midland Co.	357,593	$18,065,598
Bunge Global SA	281,418	21,883,064
Wilmar International Ltd.	4,033,848	9,166,492
		49,115,154
Building Production-Wood - 2.2%
West Fraser Timber Co. Ltd.	259,250	22,438,088
Computer Services - 2.8%
CACI International, Inc. - Class A(a)	72,771	29,403,850
Diversified Minerals - 0.0%(b)
Lithium Royalty Corp.(a)(c)	100,000	409,540
Electric-Integrated - 1.7%
Hawaiian Electric Industries, Inc.(a)	1,784,149	17,359,770
Finance-Investment Banking-Brokerages - 0.4%
Marex Group PLC	137,494	4,285,688
Global Exchanges - 16.8%
ASX Ltd.	521,934	21,030,923
Deutsche Boerse AG	139,821	32,200,007
Intercontinental Exchange, Inc.	305,924	45,585,735
Japan Exchange Group, Inc.	1,514,722	17,059,417
London Stock Exchange Group PLC	49,197	6,953,150
Singapore Exchange Ltd.	2,720,670	25,407,811
TMX Group Ltd.	822,660	25,328,455
		173,565,498
Insurance Brokers - 2.8%
Marsh & McLennan Cos., Inc.	138,175	29,349,752
Investment Management-Advisor Services - 1.9%
Brookfield Corp.	211,975	12,177,964
Sprott, Inc.	164,374	6,931,651
		19,109,615
Medical-Biomedical-Genetics - 0.8%
Royalty Pharma PLC - Class A	310,553	7,922,207
Metal-Diversified - 6.4%
Altius Minerals Corp.	381,398	7,059,390
Cameco Corp.	538,579	27,677,575
Deterra Royalties Ltd.	5,168,478	11,904,217
Glencore PLC	4,320,627	19,122,942
		65,764,124
Metal-Iron - 1.6%
Labrador Iron Ore Royalty Corp.(c)	262,868	5,287,701
Mesabi Trust	393,971	11,074,525
		16,362,226

	Shares	Value
Motion Pictures & Services - 0.1%
IG Port, Inc.	31,000	$475,770
Toei Animation Co. Ltd.	34,799	782,734
		1,258,504
Oil Companies -Exploration & Production - 9.6%
Dorchester Minerals LP	179,284	5,975,536
Landbridge Co. LLC - Class A(c)	1,251,189	80,826,809
Topaz Energy Corp.	612,955	11,869,557
		98,671,902
Oil-Field Services - 0.3%
Aris Water Solutions, Inc. - Class A	119,172	2,854,169
Oil-US Royalty Trusts - 22.0%
Permian Basin Royalty Trust	1,071,743	11,874,912
PrairieSky Royalty Ltd.	2,892,247	56,368,852
Sabine Royalty Trust(c)	85,754	5,557,717
San Juan Basin Royalty Trust	1,291,696	4,947,196
Sitio Royalties Corp. - Class A	800,970	15,362,605
Texas Pacific Land Corp.	56,536	62,526,554
Viper Energy, Inc.	1,439,157	70,619,434
		227,257,270
Pipelines - 3.4%
Cheniere Energy, Inc.	161,026	34,599,657
Precious Metals - 12.5%
Franco-Nevada Corp.	294,431	34,622,141
Metalla Royalty & Streaming Ltd.(a)(c)	390,000	978,900
Osisko Gold Royalties Ltd.	1,457,890	26,387,809
Sandstorm Gold Ltd.	1,822,121	10,167,435
Wheaton Precious Metals Corp.	1,015,945	57,136,747
		129,293,032
Real Estate Operations-Development - 1.1%
St Joe Co.	260,396	11,699,592
Telecommunication Services - 2.8%
DigitalBridge Group, Inc.	2,560,077	28,877,669
Transport-Marine - 0.5%
Clarkson PLC	100,433	4,974,670
TOTAL COMMON STOCKS (Cost $878,125,832)		974,571,977
TOTAL INVESTMENTS - 94.5% (Cost $878,125,832)		$974,571,977
Money Market Deposit Account - 7.1% (d)(e)		73,682,576
Liabilities in Excess of Other Assets - (1.6)%		(16,224,730)
TOTAL NET ASSETS - 100.0%		$1,032,029,823

The accompanying notes are an integral part of these financial statements.

5

Horizon Kinetics Inflation Beneficiaries ETF
Schedule of Investments
December 31, 2024(Continued)
Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $15,795,474 which represented 1.5% of net assets.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.24%.

(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of December 31, 2024 is $16,537,011 which represented 1.6% of net assets.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$974,571,977	$ —	$ —	$974,571,977
Total Investments	$974,571,977	$—	$—	$974,571,977

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of December 31, 2024
(% of Net Assets)
United States	$516,366,351	50.0%
Canada	304,841,805	29.7
Singapore	34,574,303	3.4
Australia	32,935,140	3.2
Germany	32,200,007	3.1
Switzerland	19,122,942	1.8
Japan	18,317,921	1.7
United Kingdom	16,213,508	1.6
Other Assets in Excess of Other Assets	57,457,846	5.5
	$1,032,029,823	100.0%

The accompanying notes are an integral part of these financial statements.

6

Horizon Kinetics Medical ETF
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 95.1%
Cosmetics & Toiletries - 0.9%
Haleon PLC - ADR	14,082	$134,342
Diagnostic Equipment - 0.1%
Pacific Biosciences of California, Inc.(a)(b)	11,517	21,076
Medical Imaging Systems - 0.5%
GE HealthCare Technologies, Inc.	960	75,053
Medical-Biomedical-Genetics - 28.4%(c)
2seventy bio, Inc.(a)	17,275	50,788
Allogene Therapeutics, Inc.(a)	19,194	40,883
Alnylam Pharmaceuticals, Inc.(a)	2,880	677,693
Amgen, Inc.	3,359	875,490
Beam Therapeutics, Inc.(a)	9,597	238,006
Bicycle Therapeutics PLC - ADR(a)	14,396	201,544
Biogen, Inc.(a)	3,119	476,957
Bluebird Bio, Inc.(a)(b)	1,822	15,195
CRISPR Therapeutics AG(a)(b)	10,557	415,524
Editas Medicine, Inc.(a)	31,670	40,221
Intellia Therapeutics, Inc.(a)	14,396	167,857
Ionis Pharmaceuticals, Inc.(a)	12,476	436,161
Lantern Pharma, Inc.(a)	28,791	91,843
Mural Oncology PLC(a)	2,304	7,419
Regeneron Pharmaceuticals, Inc.(a)	720	512,878
Replimune Group, Inc.(a)	14,396	174,336
Salarius Pharmaceuticals, Inc.(a)	3,886	7,150
		4,429,945
Medical-Drugs - 64.4%(c)
AbbVie, Inc.	7,678	1,364,381
Alkermes PLC(a)	23,033	662,429
AstraZeneca PLC - ADR	12,476	817,428
Bristol-Myers Squibb Co.	17,755	1,004,223
Eli Lilly & Co.	3,359	2,593,148
Galectin Therapeutics, Inc.(a)(b)	53,742	69,327
GSK PLC - ADR	11,265	380,982
Johnson & Johnson	5,107	738,574
Merck & Co., Inc.	6,718	668,307
Novartis AG - ADR	9,597	933,884
Pfizer, Inc.	25,912	687,445
Vanda Pharmaceuticals, Inc.(a)	25,912	124,118
		10,044,246
Medical-Generic Drugs - 0.8%
Sandoz Group AG - ADR	1,920	77,760
Viatris, Inc.	3,572	44,472
		122,232
TOTAL COMMON STOCKS (Cost $9,590,464)		14,826,894

	Shares	Value
RIGHTS - 0.0%(d)
Medical-Biomedical-Genetics - 0.0%(d)
Pathos AI, Inc., Expires 01/29/2025, Exercise Price $1.00(a)(e)	23,992	$0
TOTAL RIGHTS (Cost $0)		0
TOTAL INVESTMENTS - 95.1% (Cost $9,590,464)		$14,826,894
Money Market Deposit Account - 7.7% (f)(g)		1,199,761
Liabilities in Excess of Other Assets - (2.8)%		(441,757)
TOTAL NET ASSETS - 100.0%		$15,584,898

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $460,333 which represented 3.0% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2024.

(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.24%.

(g)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of December 31, 2024 is $461,290 which represented 3.0% of net assets.
The accompanying notes are an integral part of these financial statements.

7

Horizon Kinetics Medical ETF
Schedule of Investments
December 31, 2024(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$14,826,894	$ —	$ —	$14,826,894
Rights	—	—	—(a)	—(a)
Total Investments	$14,826,894	$—	$—(a)	$14,826,894

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)	The Fund held a Level 3 security at the end of the period valued at $0. The security classified as Level 3 is deemed immaterial and did not warrant a disclosure of significant unobservable valuation inputs.

Allocation of Portfolio Holdings by Country as of December 31, 2024
(% of Net Assets)
United States	$11,195,582	71.7%
United Kingdom	1,534,296	9.9
Switzerland	1,427,168	9.2
Ireland	669,848	4.3
Other Assets in Excess of Other Assets	758,004	4.9
	$15,584,898	100.0%

The accompanying notes are an integral part of these financial statements.

8

Horizon Kinetics SPAC Active ETF
Schedule of Investments
December 31, 2024

	Shares	Value
PRE-COMBINATION SPECIAL PURPOSE ACQUISITION COMPANIES - 97.5%
AA Mission Acquisition Corp. - Class A(a)	75,000	$757,500
Aldel Financial II, Inc.(a)	85,000	855,100
Ares Acquisition Corp. II(a)	72,503	796,083
Centurion Acquisition Corp.(a)	87,500	884,187
Churchill Capital Corp. IX(a)	70,000	724,500
Cohen Circle Acquisition Corp. I(a)	82,500	825,000
GigCapital7 Corp. - Class A(a)	76,000	759,620
Graf Global Corp. - Class A(a)	82,500	832,425
Haymaker Acquisition Corp. 4(a)	75,600	814,212
Jackson Acquisition Co. II(a)	81,000	814,860
Launch Two Acquisition Corp. - Class A(a)	87,500	871,500
Legato Merger Corp. III(a)	80,000	823,200
Lionheart Holdings - Class A(a)	70,000	707,700
M3-Brigade Acquisition V Corp. - Class A(a)	87,500	880,250
Nabors Energy Transition Corp. II(a)	70,522	761,638
Oaktree Acquisition Corp. III Life Sciences(a)	87,500	886,375
Quetta Acquisition Corp.(a)	48,412	510,747
RF Acquisition Corp. II(a)	70,000	715,400
Roman DBDR Acquisition Corp. II(a)	80,000	797,600
Silverbox Corp. IV - Class A(a)	82,000	829,840
Spark I Acquisition Corp.(a)	28,209	300,144
Voyager Acquisition Corp.(a)	82,500	827,475
TOTAL PRE-COMBINATION SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $16,624,571)		16,975,356
	Contracts
WARRANTS - 0.4%
AA Mission Acquisition Corp., Expires 08/01/2030, Exercise Price $11.50(a)	37,500	2,625
Alchemy Investments Acquisition Corp. 1, Expires 06/26/2028, Exercise Price $11.50(a)	23,507	2,118
Bukit Jalil Global Acquisition 1 Ltd., Expires 08/21/2028, Exercise Price $11.50(a)	23,507	691
Centurion Acquisition Corp., Expires 08/01/2029, Exercise Price $11.50(a)	43,750	5,906
Churchill Capital Corp. IX, Expires 06/11/2029, Exercise Price $11.50(a)	17,500	7,613
Cohen Circle Acquisition Corp. I, Expires 11/29/2029, Exercise Price $11.50(a)	27,500	12,100
GigCapital7 Corp., Expires 09/11/2029, Exercise Price $11.50(a)	76,000	4,887
Graf Global Corp., Expires 08/07/2029, Exercise Price $11.50(a)	41,250	5,981
Launch Two Acquisition Corp., Expires 11/26/2029, Exercise Price $11.50(a)	43,750	8,527

	Contracts	Value
Lionheart Holdings, Expires 08/09/2029, Exercise Price $11.50(a)	35,000	$3,850
M3-Brigade Acquisition V Corp., Expires 09/23/2030, Exercise Price $11.50(a)	43,750	7,875
Silverbox Corp. IV, Expires 09/24/2029, Exercise Price $11.50(a)	27,333	6,292
Spark I Acquisition Corp., Expires 11/27/2028, Exercise Price $11.50(a)	14,105	1,498
Voyager Acquisition Corp., Expires 05/16/2031, Exercise Price $11.50(a)	41,250	5,156
TOTAL WARRANTS (Cost $61,854)		75,119
	Shares
RIGHTS - 0.3%
Bayview Acquisition Corp., Expires 06/15/2025, Exercise Price $10.00(a)	34,205	5,148
Black Hawk Acquisition Corp., Expires 06/20/2025, Exercise Price $10.00(a)	5,000	5,500
Bukit Jalil Global Acquisition 1 Ltd., Expires 06/30/2025, Exercise Price $10.00(a)	47,015	5,407
Flag Ship Acquisition Corp., Expires 03/31/2026, Exercise Price $0.11(a)	70,000	8,753
IB Acquisition Corp., Expires 09/28/2025, Exercise Price $10.00(a)	81,000	5,613
Quetta Acquisition Corp., Expires 12/02/2025, Exercise Price $1.00(a)	2,821	4,189
RF Acquisition Corp. II, Expires 05/01/2026, Exercise Price $0.00(a)	70,000	3,864
YHN Acquisition I Ltd., Expires 08/15/2029, Exercise Price $10.00(a)	31,602	3,794
TOTAL RIGHTS (Cost $41,418)		42,268
TOTAL INVESTMENTS - 98.2% (Cost $16,727,843)		$17,092,743
Money Market Deposit Account - 1.9%(b)		332,700
Liabilities in Excess of Other Assets - (0.1)%		(10,988)
TOTAL NET ASSETS - 100.0%		$17,414,455

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.24%.

The accompanying notes are an integral part of these financial statements.

9

Horizon Kinetics SPAC Active ETF
Schedule of Investments
December 31, 2024(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Special Purpose Acquisition Companies (SPACs)	$13,791,821	$3,183,535	$ —	$16,975,356
Warrants	46,706	28,413	—	75,119
Rights	9,477	32,791	—	42,268
Total Investments	$13,848,004	$3,244,739	$—	$17,092,743

Refer to the Schedule of Investments for further disaggregation of investment categories.
Allocation of Portfolio Holdings by Country as of December 31, 2024
(% of Net Assets)

United States	$16,364,278	94.1%
Singapore	719,264	4.1
Malaysia	5,407	0.0
Hong Kong	3,794	0.0
Other Assets in Excess of Other Assets	321,712	1.8
	$17,414,455	100.0%

The accompanying notes are an integral part of these financial statements.

10

Horizon Kinetics ETFs
Statements of Assets and Liabilities
December 31, 2024

	Horizon Kinetics Blockchain Development ETF	Horizon Kinetics Energy and Remediation ETF	Horizon Kinetics Inflation Beneficiaries ETF	Horizon Kinetics Medical ETF	Horizon Kinetics SPAC Active ETF
ASSETS:
Investments, at value	$12,069,199	$3,674,190	$974,571,977	$14,826,894	$17,092,743
Cash - interest bearing deposit account	1,078,982	83,247	57,145,565	738,471	332,700
Cash - fund collateral received for securities loaned	232,750	—	16,537,011	461,290	—
Dividends receivable	7,608	3,622	643,784	9,412	—
Security lending income receivable	6,207	15	117,219	378	—
Interest receivable	4,633	550	279,554	3,527	1,832
Dividend tax reclaims receivable	2,391	255	391,752	17,613	—
Total assets	13,401,770	3,761,879	1,049,686,862	16,057,585	17,427,275
LIABILITIES:
Payable upon return of securities loaned	232,750	—	16,537,011	461,290	—
Payable to adviser	9,875	2,793	771,537	11,397	12,820
Payable to custodian foreign currency, at value	674	—	—	—	—
Payable for investments purchased	—	3,662	348,491	—	—
Total liabilities	243,299	6,455	17,657,039	472,687	12,820
NET ASSETS	$13,158,471	$3,755,424	$1,032,029,823	$15,584,898	$17,414,455
Net Assets Consists of:
Paid-in capital	$11,486,258	$3,289,846	$978,993,630	$10,471,040	$17,177,666
Total distributable earnings	1,672,213	465,578	53,036,193	5,113,858	236,789
Total net assets	$13,158,471	$3,755,424	$1,032,029,823	$15,584,898	$17,414,455
Net assets	$13,158,471	$3,755,424	$1,032,029,823	$15,584,898	$17,414,455
Shares issued and outstanding(a)	475,000	125,000	27,050,000	594,946	177,484
Net asset value per share	$27.70	$30.04	$38.15	$26.20	$98.12
Cost:
Investments, at cost	$9,881,050	$3,206,224	$878,125,832	$9,590,464	$16,727,843
Proceeds:
Foreign currency proceeds	$707	$—	$—	$—	$—
LOANED SECURITIES:
at value (included in cash - fund collateral received for securities loaned)	$217,555	$—	$15,795,474	$460,333	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

11

Horizon Kinetics ETFs
Statements of Operations
For the Year Ended December 31, 2024

	Horizon Kinetics Blockchain Development ETF	Horizon Kinetics Energy and Remediation ETF	Horizon Kinetics Inflation Beneficiaries ETF	Horizon Kinetics Medical ETF	Horizon Kinetics SPAC Active ETF
INVESTMENT INCOME:
Dividend income	$148,948	$77,605	$18,021,126	$300,838	$—
Less: Dividend withholding taxes	(6,756)	(2,835)	(866,472)	(5,990)	—
Less: Issuance fees	—	—	—	(2,216)	—
Interest income	47,893	7,722	1,777,390	44,051	25,911
Securities lending income	26,966	376	343,494	2,674	—
Total investment income	217,051	82,868	19,275,538	339,357	25,911
EXPENSES:
Investment advisory fee	87,283	30,333	6,580,273	146,070	144,982
Other expenses and fees	—	—	—	—	306
Total expenses	87,283	30,333	6,580,273	146,070	145,288
Net investment income/(loss)	129,768	52,535	12,695,265	193,287	(119,377)
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	(79,363)	(568)	7,896,082	396,443	841,011
Foreign currency translation	(1,134)	—	(40,860)	—	—
Net realized gain/(loss)	(80,497)	(568)	7,855,222	396,443	841,011
Net change in unrealized appreciation/(depreciation) on:
Investments	1,455,604	516,532	125,267,795	(1,268,212)	(6,210)
Foreign currency translation	(100)	—	(17,693)	—	—
Net change in unrealized appreciation/(depreciation)	1,455,504	516,532	125,250,102	(1,268,212)	(6,210)
Net realized and unrealized gain/(loss)	1,375,007	515,964	133,105,324	(871,769)	834,801
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,504,775	$568,499	$145,800,589	$(678,482)	$715,424

The accompanying notes are an integral part of these financial statements.

12

Horizon Kinetics ETFs
Statements of Changes in Net Assets

	Horizon Kinetics Blockchain Development ETF		Horizon Kinetics Energy and Remediation ETF
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Period Ended December 31, 2023(a)
OPERATIONS:
Net investment income	$129,768	$45,401	$52,535	$43,088
Net realized gain/(loss)	(80,497)	(86,869)	(568)	98,230
Net change in unrealized appreciation/(depreciation)	1,455,504	969,713	516,532	(48,565)
Net increase in net assets from operations	1,504,775	928,245	568,499	92,753
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(215,184)	(46,741)	(53,077)	(43,551)
Return of capital	—	—	(3,157)	—
Total distributions to shareholders	(215,184)	(46,741)	(56,234)	(43,551)
CAPITAL TRANSACTIONS:
Creations	5,139,832	3,874,615	—	4,492,892
Redemptions	—	—	—	(1,298,935)
Net increase in net assets from capital transactions	5,139,832	3,874,615	—	3,193,957
Net increase in net assets	6,429,423	4,756,119	512,265	3,243,159
NET ASSETS:
Beginning of the period	6,729,048	1,972,929	3,243,159	—
End of the period	$13,158,471	$6,729,048	$3,755,424	$3,243,159
SHARES TRANSACTIONS
Creations	200,000	175,000	—	175,000
Redemptions	—	—	—	(50,000)
Total increase in shares outstanding	200,000	175,000	—	125,000

(a)	The Fund commenced operations on February 21, 2023.
The accompanying notes are an integral part of these financial statements.

13

Horizon Kinetics ETFs
Statements of Changes in Net Assets(Continued)

	Horizon Kinetics Inflation Beneficiaries ETF		Horizon Kinetics Medical ETF
	Year Ended December 31,		Year Ended December 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income	$12,695,265	$15,975,008	$193,287	$240,646
Net realized gain	7,855,222	16,684,952	396,443	1,465,942
Net change in unrealized appreciation/(depreciation)	125,250,102	(30,515,810)	(1,268,212)	(2,881,253)
Net increase/(decrease) in net assets from operations	145,800,589	2,144,150	(678,482)	(1,174,665)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(15,631,302)	(15,203,112)	(294,797)	(977,063)
Return of capital	—	—	(4,065)	—
Total distributions to shareholders	(15,631,302)	(15,203,112)	(298,862)	(977,063)
CAPITAL TRANSACTIONS:
Creations	443,529,883	26,617,590	665,988	1,561,025
Redemptions	(215,581,315)	(613,869,710)	(769,303)	(2,023,265)
Net increase (decrease) in net assets from capital transactions	227,948,568	(587,252,120)	(103,315)	(462,240)
Net increase (decrease) in net assets	358,117,855	(600,311,082)	(1,080,659)	(2,613,968)
NET ASSETS:
Beginning of the year	673,911,968	1,274,223,050	16,665,557	19,279,525
End of the year	$1,032,029,823	$673,911,968	$15,584,898	$16,665,557
SHARES TRANSACTIONS
Creations	12,375,000	825,000	25,000	50,343
Redemptions	(6,700,000)	(19,950,000)	(25,000)	(66,562)
Total increase/(decrease) in shares outstanding	5,675,000	(19,125,000)	—	(16,219)

The accompanying notes are an integral part of these financial statements.

14

Horizon Kinetics ETFs
Statements of Changes in Net Assets(Continued)

	Horizon Kinetics SPAC Active ETF
	Year Ended December 31,
	2024	2023
OPERATIONS:
Net investment loss	$(119,377)	$(66,526)
Net realized gain	841,011	144,306
Net change in unrealized appreciation/(depreciation)	(6,210)	685,225
Net increase in net assets from operations	715,424	763,005
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(523,153)	(423,706)
Total distributions to shareholders	(523,153)	(423,706)
CAPITAL TRANSACTIONS:
Creations	1,960,846	9,580,496
Redemptions	(973,816)	(1,068,712)
Net increase in net assets from capital transactions	987,030	8,511,784
Net increase in net assets	1,179,301	8,851,083
NET ASSETS:
Beginning of the period	16,235,154	7,384,071
End of the period	$17,414,455	$16,235,154
SHARES TRANSACTIONS
Creations	20,000	100,000
Redemptions	(10,000)	(11,146)
Total increase in shares outstanding	10,000	88,854

The accompanying notes are an integral part of these financial statements.

15

Horizon Kinetics Blockchain Development ETF
Financial Highlights

	Year Ended December 31,		Period Ended December 31, 2022(a)
	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$24.47	$19.73	$25.23
INVESTMENT OPERATIONS:
Net investment income(b)	0.33	0.31	0.08
Net realized and unrealized gain (loss) on investments(c)	3.35	4.60	(5.51)
Total from investment operations	3.68	4.91	(5.43)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.45)	(0.17)	(0.07)
Total distributions	(0.45)	(0.17)	(0.07)
Net asset value, end of period	$27.70	$24.47	$19.73
Total return(g)	15.05%	24.86%	−21.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$13,158	$6,729	$1,973
Ratio of expenses to average net assets(d)	0.85%	0.85%	0.87%(f)
Ratio of net investment income to average net assets(d)	1.26%	1.44%	0.90%
Portfolio turnover rate(e)(g)	9%	10%	5%

(a)	The Fund commenced operations on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year/period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.

(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Ratio of expenses to average net assets includes tax expense of 0.02% for the period ended December 31, 2022.
(g)	Not annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

16

Horizon Kinetics Energy and Remediation ETF
Financial Highlights

	Year Ended December 31, 2024	Period Ended December 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.95	$24.71
INVESTMENT OPERATIONS:
Net investment income(b)	0.42	0.39
Net realized and unrealized gain on investments(c)	4.12	1.20
Total from investment operations	4.54	1.59

LESS DISTRIBUTIONS FROM:
Net investment income	(0.42)	(0.35)
Return of capital	(0.03)	—
Total distributions	(0.45)	(0.35)
Net asset value, end of period	$30.04	$25.95
Total return(f)	17.54%	6.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,755	$3,243
Ratio of expenses to average net assets(d)	0.85%	0.85%
Ratio of net investment income to average net assets(d)	1.47%	1.76%
Portfolio turnover rate(e)(f)	0%	2%

(a)	The Fund commenced operations on February 21, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year/period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.

(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Not annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

17

Horizon Kinetics Inflation Beneficiaries ETF
Financial Highlights

	Year Ended December 31,			Period Ended December 31, 2021(a)
	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$31.53	$31.46	$31.21	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.58	0.49	0.53	0.30
Net realized and unrealized gain on investments(c)	6.72	0.08	0.24	6.19
Total from investment operations	7.30	0.57	0.77	6.49
LESS DISTRIBUTIONS FROM:
Net investment income	(0.68)	(0.50)	(0.52)	(0.27)
Net realized gains	—	—	—	(0.01)
Total distributions	(0.68)	(0.50)	(0.52)	(0.28)
Net asset value, end of period	$38.15	$31.53	$31.46	$31.21
Total return(g)	23.34%	1.86%	2.57%	26.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,032,030	$673,912	$1,274,223	$868,512
Ratio of expenses to average net assets(d)	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets(d)	1.64%	1.56%	1.73%	1.02%
Portfolio turnover rate(e)(g)	17%	10%	9%	0%(f)

(a)	The Fund commenced operations on January 11, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year/period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.

(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Amount represents less than 0.5%.
(g)	Not annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

18

Horizon Kinetics Medical ETF
Financial Highlights

	Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$28.01	$31.55	$30.78	$28.13	$26.53
INVESTMENT OPERATIONS:
Net investment income(a)	0.33	0.40	0.27	0.25	0.29
Net realized and unrealized gain (loss) on investments(b)	(1.63)	(2.30)	1.02	2.73	2.11
Total from investment operations	(1.30)	(1.90)	1.29	2.98	2.40
LESS DISTRIBUTIONS FROM:
Net investment income	(0.46)	(0.40)	(0.36)	(0.26)	(0.31)
Net realized gains	(0.04)	(1.24)	(0.16)	(0.07)	(0.49)
Return of capital	(0.01)	—	—	—	—
Total distributions	(0.51)	(1.64)	(0.52)	(0.33)	(0.80)
CAPITAL SHARE TRANSACTIONS:
Redemption fees	—	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of year	$26.20	$28.01	$31.55	$30.78	$28.13
Total return(f)	−4.72%	−6.03%	4.21%	10.59%	9.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$15,585	$16,666	$19,280	$16,188	$15,462
Ratio of expenses to average net assets:
Before expense reimbursement(d)(g)	0.85%	1.08%	2.21%	2.18%	2.26%
After expense reimbursement(d)(g)	0.85%	0.85%	1.39%	1.39%	1.39%
Ratio of net investment income to average net assets	1.12%	1.29%	0.89%	0.84%	1.12%
Portfolio turnover rate(e)(f)	0%	15%	3%	1%	7%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year/period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
(d)
Expense waived or reimbursed reflect reductions to total expenses in the Predecessor Fund, see Note 1. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Not annualized for periods less than one year.
(g)	See Note 3, Investment Advisory and Other Agreements, for the waiver and expense reimbursement discussion.
The accompanying notes are an integral part of these financial statements.

19

Horizon Kinetics SPAC Active ETF
Financial Highlights

	Year Ended December 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$96.94	$93.91	$98.92	$100.24	$98.28
INVESTMENT OPERATIONS:
Net investment income(a)	(0.69)	(0.36)	0.89	(0.15)	0.25
Net realized and unrealized gain (loss) on investments(b)	4.82	5.92	(4.92)	(1.17)	1.91
Total from investment operations	4.13	5.56	(4.03)	(1.32)	2.16
LESS DISTRIBUTIONS FROM:
Net investment income	(2.84)	(2.50)	(0.87)	—	(0.22)
Net realized gains	(0.11)	(0.03)	(0.11)	—	—
Total distributions	(2.95)	(2.53)	(0.98)	—	(0.22)
CAPITAL SHARE TRANSACTIONS:
Redemption Fees	—	—	0.00(c)	0.00(c)	0.02
Net asset value, end of year	$98.12	$96.94	$93.91	$98.92	$100.24
Total return(g)	4.26%	5.92%	−4.07%	−1.32%	2.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$17,414	$16,235	$7,384	$2,626	$2,642
Ratio of expenses to average net assets:
Before expense reimbursement(d)(h)	0.85%	1.05%	2.76%	2.35%	2.16%
After expense reimbursement(d)(h)	0.85%	0.79%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	(0.70)%	(0.48)%	0.93%	(0.15)%	0.25%
Portfolio turnover rate(e)(g)	128%	179%(f)	0%	0%	0%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year/period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
(d)
Expense waived or reimbursed reflect reductions to total expenses in the Predecessor Fund, see Note 1. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Excludes purchases in the amount of $2,519,570 and sales in the amount of $5,569,517 due to the Fund’s change in investment strategy, see Note 1.
(g)	Not annualized for periods less than one year.
(h)	See Note 3, Investment Advisory and Other Agreements, for the waiver and expense reimbursement discussion.
The accompanying notes are an integral part of these financial statements.

20

Horizon Kinetics ETFs
Notes to Financial Statements
December 31, 2024
1. ORGANIZATION
Horizon Kinetics Blockchain Development ETF (“BCDF”), Horizon Kinetics Energy and Remediation ETF (“NVIR”), Horizon Kinetics Inflation Beneficiaries ETF (“INFL”), Horizon Kinetics Medical ETF (“MEDX”) and Horizon Kinetics SPAC Active ETF (“SPAQ”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
BCDF is an actively managed ETF that seeks long-term growth of capital. The Fund seeks to achieve its investment objective by investing primarily in equity securities that to benefit, either directly or indirectly, from the use of blockchain technology in connection with the issuance, facilitation, custody, trading and administration of digital assets, including cryptocurrencies.
NVIR is an actively managed ETF that seeks long-term growth of capital. The Fund seeks to achieve its investment objective by investing primarily in the equity securities of domestic and foreign companies expected to benefit, either directly or indirectly, from the increasing focus on climate change and environmentally sensitive carbon-based energy production. The Fund employs a dual, reality-based mandate: (1) companies that produce carbon-based energy positioned to benefit from long-term global demand growth and developing structural supply insufficiency, and (2) remediation companies with existing and/or developing technologies that can alleviate the negative environmental impacts derived from the production and consumption of hydrocarbons.
INFL is an actively managed exchange-traded fund (“ETF”) that seeks long-term capital growth in real (inflation-adjusted) terms. The Fund seeks to achieve its investment objective by investing primarily in the equity securities of domestic and foreign companies that are expected to benefit, either directly or indirectly, from rising prices (inflation).
MEDX is an actively managed ETF that seeks long-term growth of capital. The Fund will invest primarily in patented first line pharmaceuticals and biologics as these products tend to have high profit margins and significant barriers to entry. The Fund employs a long-term perspective, seeking to capture returns of both intrinsic valuation realization and scientific discovery.
SPAQ is an actively managed ETF that seeks to generate realized capital gains in excess of short-term interest rates on a risk adjusted basis that pursues its investment objective primarily by investing, under normal circumstances, in special purpose acquisition companies (“SPACs”) that Ryan Heritage, LLP, the Fund’s investment sub-adviser (the “Sub-Adviser”), believes will generate net realized capital gains in excess of the income derived from bank certificates of deposit with similar maturities.
MEDX and SPAQ are the successors in interest to the Kinetics Medical Fund (the “Medical Fund”) and Kinetics Alternative Income Fund (the “Alternative Income Fund”), respectively, each a series of Kinetics Mutual Funds, Inc., (the “Predecessor Funds”) pursuant to a tax-free reorganization that took place at 7:01 p.m. Eastern Time on January 27, 2023. MEDX is the accounting and performance information successor of the Kinetics Medical Fund. SPAQ is the accounting information successor of the Kinetics Alternative Income Fund, but it has a different investment objective and strategy. Costs incurred by the Funds in connection with the reorganization were paid by Horizon Kinetics Asset Management LLC (“Horizon Kinetics” or “Adviser”), the Funds’ Investment Adviser. See Note 9 for additional information.
Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by the Adviser.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services − Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

21

Horizon Kinetics ETFs
Notes to Financial Statements
December 31, 2024(Continued)
Use of Estimates − The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions −The net asset value (“NAV”) per share of each Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement − In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
The valuation of each Funds’ investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of December 31, 2024 for each Fund based upon the three levels described above.

22

Horizon Kinetics ETFs
Notes to Financial Statements
December 31, 2024(Continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions − Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.
Investment Income − Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Withholding taxes on foreign dividends, a portion of which may be reclaimable, has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Dividend withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. Discounts/premiums on debt securities are accreted/amortized over the life of the respective securities using the effective interest method. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital. Dividends received on investments that represent a return of capital are classified as a reduction of cost of investments.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions − The Funds are treated as a separate entity for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, at least annually, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax

23

Horizon Kinetics ETFs
Notes to Financial Statements
December 31, 2024(Continued)
requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of December 31, 2024, the Funds’ fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognized no interest or penalties related to uncertain tax benefits in the 2024 fiscal year. At December 31, 2024, the Funds’ fiscal year end, the tax periods from previous three fiscal years (or commencement of operations, if shorter) remained open to examination in the Funds’ major tax jurisdictions.
Indemnification − In the normal course of business, the Funds expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement − The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Horizon Kinetics, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.85% of the Fund’s average daily net assets. Horizon Kinetics has agreed to pay all expenses of the Funds except the fee paid to Horizon Kinetics under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
The Adviser previously agreed to waive management fees and reimburse Predecessor Medical Fund (Successor is MEDX) expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.39%, excluding acquired fund fees and expenses (“AFFE”). The Adviser previously agreed to waive management fees and reimburse Predecessor Alternative Income Fund (Successor is SPAQ) expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 0.95%, excluding AFFE. These Predecessor Fund waivers and reimbursements terminated upon the closing of the reorganization.
The Sub-Adviser, a Delaware limited liability company serves as the sub-adviser to SPAQ. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, at an annual rate of 0.425% of the average daily net assets of the SPAQ ETF.

24

Horizon Kinetics ETFs
Notes to Financial Statements
December 31, 2024(Continued)
Distribution Agreement and 12b-1 Plan − Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), serves as the Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Custodian and Transfer Agent − U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the NYSE Arca, Inc. except for MEDX and SPAQ, which are listed on The Nasdaq Stock Market, LLC, (each an “Exchange” and collectively the “Exchanges”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount, unless determined otherwise at the discretion of the Adviser. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee − Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to

25

Horizon Kinetics ETFs
Notes to Financial Statements
December 31, 2024(Continued)
customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.
Cash and Cash Equivalents – Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

For the Fiscal Year Ended December 31, 2024	Ordinary Income(1)	Long-Term Capital Gains	Return of Capital
BCDF	$215,184	$—	$—
NVIR	53,077	—	3,157
INFL	15,631,302	—	—
MEDX	271,213	23,584	4,065
SPAQ	523,153	—	—

For the Fiscal Year/Period Ended December 31, 2023	Ordinary Income(1)	Long-Term Capital Gains
BCDF	$46,741	$—
NVIR	43,551	—
INFL	15,203,112	—
MEDX	240,580	736,483
SPAQ	423,706	—

(1)	Ordinary income may include short-term capital gains.
At December 31, 2024, the Funds’ fiscal year end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	BCDF	NVIR	INFL	MEDX	SPAQ
Federal Tax Cost of Investments	$10,015,012	$3,207,097	$883,837,457	$9,713,036	$17,065,261
Gross Tax Unrealized Appreciation	$2,489,075	$753,139	$174,059,200	$7,051,703	$369,404
Gross Tax Unrealized Depreciation	(434,976)	(286,046)	83,341,306	(1,937,845)	(341,922)
Net Tax Unrealized Appreciation	2,054,099	467,093	90,717,894	5,113,858	27,482
Undistributed Ordinary Income	38,201	—	815,580	—	209,307
Other Accumulated Gain (Loss)	(420,087)	(1,515)	(38,497,281)	—	—
Total Distributable Earnings/ (Accumulated Losses)	$1,672,213	$465,578	$53,036,193	$5,113,858	$236,789

26

Horizon Kinetics ETFs
Notes to Financial Statements
December 31, 2024(Continued)
The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to wash sales, passive foreign investment company mark to market, and grantor trust adjustments.
Under current tax law, net capital losses realized after October 31 as well as certain specified ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.
The Funds’ carryforward losses and post-October losses are determined only at the end of each fiscal year. At December 31, 2024, the Funds had carryforward losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Short-Term Capital Loss Carryover	Indefinite Long-Term Capital Loss Carryover
Horizon Kinetics Blockchain Development ETF	$(364,437)	$(55,650)
Horizon Kinetics Energy and Remediation ETF	(1,515)	—
Horizon Kinetics Inflation Beneficiaries ETF	—	(38,497,281)
Horizon Kinetics Medical ETF	—	—
Horizon Kinetics SPAC Active ETF	—	—

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences relate primarily to redemption-in-kind transactions and prior year true ups. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2024, the following table shows the reclassifications made:

	Total Distributable Earnings (Accumulated Losses)	Paid-In Capital
Horizon Kinetics Blockchain Development ETF	$12	$(12)
Horizon Kinetics Energy and Remediation ETF	439	(439)
Horizon Kinetics Inflation Beneficiaries ETF	(13,767,188)	13,767,188
Horizon Kinetics Medical ETF	(384,693)	384,693
Horizon Kinetics SPAC Active ETF	(6,343)	6,343

6. INVESTMENT TRANSACTIONS
During the fiscal year ended December 31, 2024, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from total distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Horizon Kinetics Blockchain Development ETF	$—	$—
Horizon Kinetics Energy and Remediation ETF	6,515	6,955
Horizon Kinetics Inflation Beneficiaries ETF	52,118,461	38,816,921
Horizon Kinetics Medical ETF	421,087	31,740
Horizon Kinetics SPAC Active ETF	25,514	361

27

Horizon Kinetics ETFs
Notes to Financial Statements
December 31, 2024(Continued)
Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the fiscal year ended December 31, 2024, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Horizon Kinetics Blockchain Development ETF	$1,230,226	$810,395	$4,160,943	$—
Horizon Kinetics Energy and Remediation ETF	60,591	100	—	—
Horizon Kinetics Inflation Beneficiaries ETF	127,866,471	124,785,003	385,637,986	195,164,539
Horizon Kinetics Medical ETF	—	125,457	620,619	726,572
Horizon Kinetics SPAC Active ETF	22,526,068	21,043,972	—	955,321

7. SECURITIES LENDING
The Funds may lend domestic and foreign securities in its portfolio to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program, which is administered by the Custodian. The securities lending agreement requires that loans are initially collateralized in an amount equal to at least 105% of the then current market value of any loaned securities that are foreign securities, or 102% of the then current market value of any other loaned securities. The custodian performs on a daily basis marking to market loaned securities and collateral. Each borrower is required, if necessary, to deliver additional collateral so that the total collateral held in the account for all loans of the Funds to the borrower will equal at least 100% of the market value of the loaned securities. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent. Additionally, the Funds are subject to the risk of loss from investments that it makes with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
The collateral invested in the Funds, if any, is reflected in each Fund’s Schedule of Investments and is included in the Statements of Assets and Liabilities in the line item labeled “Investments, at value.” A liability of equal value to the cash collateral received and subsequently invested in the Funds is included on the Statements of Assets and Liabilities as “Payable for collateral on securities loaned.” During the fiscal year ended December 31, 2024, the Funds loaned securities and received cash collateral for the loans, which was invested in the U.S. Bank Money Market Deposit Account. The Funds receives compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. Pursuant to the securities lending agreement between the Trust, on behalf of the Funds, and the Custodian, each Fund pays a fee to the Custodian, which is calculated daily and paid monthly, at a rate of 20% of the first $2 million of the Funds’ aggregate net income, 10% of the next $4 million of the Funds’ aggregate net income and 5% of the Funds’ aggregate net income that exceeds $6 million. The net amount of interest earned, after the interest rebate and the allocation to the Custodian, is included in the Statements of Operations as “Securities lending income, net.” The Funds continues to receive interest payments or dividends on the securities loaned during the borrowing period.

28

Horizon Kinetics ETFs
Notes to Financial Statements
December 31, 2024(Continued)
As of December 31, 2024, the value of the securities on loan and payable for collateral due to broker were as follows:
Value of Securities on Loan and Collateral Received

	Values of Securities on Loan	Fund Collateral Received*
Horizon Kinetics Blockchain Development ETF	$217,555	$232,750
Horizon Kinetics Inflation Beneficiaries ETF	15,795,474	16,537,011
Horizon Kinetics Medical ETF	460,333	461,290

*	The cash collateral received was invested in the U.S. Bank Money Market Deposit Account, with an overnight and continuous maturity, as shown on the Statements of Assets and Liabilities.
8. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks”.
9. NEW ACCOUNTING PRONOUNCEMENTS
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
10. SUBSEQUENT EVENTS
Management has evaluated the Funds’ related events and transactions that occurred subsequent to December 31, 2024, through the date of issuance of the Funds’ financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

29

HORIZON KINETICS ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Horizon Kinetics ETFs and
Board of Trustees of Listed Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Horizon Kinetics Blockchain Development ETF, Horizon Kinetics Energy and Remediation ETF, Horizon Kinetics Inflation Beneficiaries ETF, Horizon Kinetics Medical ETF, and Horizon Kinetics SPAC Active ETF (the “Funds”), each a series of Listed Funds Trust, as of December 31, 2024, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Horizon Kinetics Blockchain Development ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023 and for the period from August 1, 2022 (commencement of operations) through December 31, 2022
Horizon Kinetics Energy and Remediation ETF	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period from February 21, 2023 (commencement of operations) through December 31, 2023	For the year ended December 31, 2024 and for the period from February 21, 2023 (commencement of operations) through December 31, 2023
Horizon Kinetics Inflation Beneficiaries ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022 and for the period from January 11, 2021 (commencement of operations) through December 31, 2021
Horizon Kinetics Medical ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023
Horizon Kinetics SPAC Active ETF	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023

Horizon Kinetics Medical ETF and Horizon Kinetics SPAC Active ETF’s financial highlights for the years ended December 31, 2022, 2021, and 2020, were audited by other auditors whose report dated March 1, 2023, expressed an unqualified opinion on those financial statements and financial highlights
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

30

HORIZON KINETICS ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor for one or more investment companies advised by Horizon Kinetics Asset Management LLC since 2020.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 28, 2025

31

Horizon Kinetics ETFs
Board Consideration and Approval of Continuation of Advisory Agreements & Sub-Advisory Agreement (Unaudited)
At meetings held on November 18, 2024 (the “November Meeting”) and December 4, 2024 (the “December Meeting” and together with the November Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the following agreements (collectively, the “Agreements”):
•
the approval of the continuation of the advisory agreement (the “Advisory Agreement”) between Kinetics Asset Management LLC (the “Adviser”) and the Trust, on behalf of Horizon Kinetics Inflation Beneficiaries ETF, Horizon Kinetics Blockchain Development ETF, Horizon Kinetics Energy and Remediation ETF, Horizon Kinetics Medical ETF, and Horizon Kinetics SPAC Active ETF; and (each, a “Fund” and together, the “Funds”); and

•
the approval of the continuation of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of Horizon Kinetics SPAC Active ETF, and Ryan Heritage, LLP (the “Sub-Adviser”).

Pursuant to Section 15 of the 1940 Act, the continuation of the Agreements after their initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of each Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by, the Adviser and Sub-Adviser.
In addition to the written materials provided to the Board in advance of the Meetings, during the December Meeting representatives from the Adviser and the Sub-Adviser provided the Board with an overview of their advisory business, including their investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services provided to each Fund by the Adviser and, in the case of Horizon Kinetics SPAC Active ETF, the Sub-Adviser, as well as each Fund’s fees and information with respect to the Fund’s strategy and certain operational aspects of the Fund. The Board considered the materials it received in advance of the Meetings, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreements, and information conveyed during the Adviser’s and the Sub-Adviser’s oral presentations. The Board also considered the information it received throughout the year about each Fund, the Adviser and the Sub-Adviser. The Board considered the approval of the continuation of the Agreements for an additional one-year term in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser and the Sub-Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the advisory and sub-advisory arrangements and the Independent Trustees’ responsibilities relating thereto.
At the December Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and the Sub-Adviser; (ii) each Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser and the Sub-Adviser from the relationship with the applicable Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives and strategies; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with its shareholders; (vi) any fall-out benefits derived by the Adviser and the Sub-Adviser from the relationship with the applicable Fund; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory and sub-advisory arrangements and renewal of the Agreements. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Approval of the Continuation of the Advisory Agreement
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Advisory Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to each Fund with respect to implementing its investment program, including arranging for, or implementing, the oversight of the Sub-Adviser in the case of the Horizon Kinetics SPAC Active ETF, the purchase and sale of portfolio securities, monitoring adherence to its investment restrictions, overseeing the activities of the service

32

Horizon Kinetics ETFs
Board Consideration and Approval of Continuation of Advisory Agreements & Sub-Advisory Agreement (Unaudited)(Continued)
providers, including the Sub-Adviser in the case of the Horizon Kinetics SPAC Active ETF, monitoring compliance with various policies and procedures with applicable securities regulations, and monitoring the extent to which the Fund achieved its investment objective as an actively managed fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the Adviser’s the quality of the Adviser’s compliance infrastructure and past and current reports from the Trust’s Chief Compliance Officer regarding her review of the Adviser’s compliance infrastructure, as well as the Board’s experience with the Adviser and the investment management services it has provided to each Fund. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other information, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios, including the Funds.
Historical Performance. The Board next considered each Fund’s performance. The Board observed that information regarding each Fund’s past investment performance for periods ended September 30, 2024 had been included in the Materials. The Board noted that it had been provided with the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable to the Fund (the “Peer Group”), as well as with funds in each Fund’s respective Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results.
Horizon Kinetics Inflation Beneficiaries ETF: The Board noted that, for the one-year period, the Fund underperformed its broad-based benchmark, the MSCI ACWI All Cap Index (Net), and for each of the three-year and since-inception periods, the Fund outperformed its broad-based benchmark. The Board also noted that, for each of the one-year and three-year periods ended September 30, 2024, the Fund outperformed the average of its Peer Group and Category Peer Group. The Board also noted that the Fund outperformed all but one of the funds in its Selected Peer Group for the same one-year period and underperformed all of the funds in its Selected Peer Group for the same three-year period.
Horizon Kinetics Blockchain Development ETF: The Board noted that, for each of the one-year and since inception periods ended September 30, 2024, the Fund underperformed its broad-based benchmark, the S&P 500 Index. The Board also noted that, for the one-year period ended September 30, 2024, the Fund underperformed the average of its Peer Group and Category Peer Group. The Board further noted that the Fund substantially underperformed all but two of the funds in its Selected Peer Group and outperformed two of the funds in its Selected Peer Group for the same one-year period.
Horizon Kinetics Energy and Remediation ETF: The Board noted that, for each of the one-year and since inception periods ended September 30, 2024, the Fund underperformed its broad-based benchmark, the S&P 500 Index, as indicated in the monthly performance materials. The Board also noted that, for the one-year period ended September 30, 2024, the Fund underperformed the average of its Peer Group and outperformed the average of its Category Peer Group. The Board further noted that the Fund was within the range of returns of the Selected Peer Group for the same one-year period.
Horizon Kinetics Medical ETF: The Board noted that, for each of the one-year and three-year periods, the Fund underperformed its broad-based benchmark, the S&P 500 Index, and for the since-inception period, the Fund outperformed its broad-based benchmark. The Board also noted that, for each of the one-year, three-year and ten-year periods ended September 30, 2024, the Fund underperformed the average of its Peer Group and Category Peer Group, and for the three-year period ended September 30, 2024, the Fund outperformed its Peer Group and Category Peer Group. The Board further noted that the Fund underperformed the returns of the Selected Peer Group for the same one-year period, was within the range of returns of the Selected Peer Group for the same three-year and five-year periods, and outperformed the returns of the Selected Peer Group for the same ten-year period.
Horizon Kinetics SPAC Active ETF: The Board noted that, for each of the one-year and since inception periods ended September 30, 2024, the Fund underperformed its broad-based benchmark, the ICE BofA 6-Month US Treasury Bill Total Return Index. The Board also noted that, for the one-year period ended September 30, 2024, the Fund

33

Horizon Kinetics ETFs
Board Consideration and Approval of Continuation of Advisory Agreements & Sub-Advisory Agreement (Unaudited)(Continued)
outperformed the average of its Peer Group and underperformed the average of its Category Peer Group. The Board further noted that the Fund was within the range of returns of the Selected Peer Group for the same one-year period.
Cost of Services Provided and Profitability. The Board reviewed the management fee for each Fund, including in comparison to the management fees of its respective Peer Group as provided in the Barrington Report, as well as its respective Selected Peer Group.
The Board took into consideration that the Adviser charges a “unitary fee,” meaning the Funds pay no expenses except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser is responsible for compensating each Fund’s other service providers and, with the exception of the expenses noted above, paying each Fund’s other operating expenses out of its own fee and resources. The Board also evaluated whether the Adviser received any other compensation or fall-out benefits from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund.
Horizon Kinetics Inflation Beneficiaries ETF: The Board noted that the management fee for the Fund was higher than the average and median of its Peer Group. The Board also noted that the Fund’s management fee was within the range of its Selected Peer Group.
Horizon Kinetics Blockchain Development ETF: The Board noted that the management fee for the Fund was higher than the average and median of its Peer Group. The Board also noted that the Fund’s management fee was within the range of its Selected Peer Group.
Horizon Kinetics Energy and Remediation ETF: The Board noted that the management fee for the Fund was higher than the average and median of its Peer Group. The Board also noted that the Fund’s management fee was the highest in the Selected Peer Group.
Horizon Kinetics Medical ETF: The Board noted that the management fee for the Fund was higher than the average and median of its Peer Group. The Board also noted that the Fund’s management fee was the highest in the Selected Peer Group. The Board discussed the Fund’s performance in comparison to its management fee and agreed to continue to monitor the Fund closely.
Horizon Kinetics SPAC Active ETF: The Board noted that the management fee for the Fund was slightly higher than the average and median of its Peer Group, but within the range of its Selected Peer Group.
The Board accordingly noted that each Fund’s unitary fee is reasonable and competitive with the fees of its respective peer funds.
Economies of Scale. The Board noted that it is not yet evident that any of the Funds have reached the size at which they have begun to realize economies of scale. The Board also determined that, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with such Fund’s respective shareholders. The Board stated that it would monitor fees as the Funds grow and consider whether fee breakpoints may be warranted in the future.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. The Board, including a majority of the Independent Trustees, determined that the terms of the Advisory Agreement, including the compensation payable under the Advisory Agreement, are fair and reasonable with respect to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to Horizon Kinetics SPAC Active ETF under the Sub-Advisory Agreement, noting that the Sub-Adviser would continue to provide investment management services to the Fund. The Board reviewed and considered the performance by the Sub-Adviser

34

Horizon Kinetics ETFs
Board Consideration and Approval of Continuation of Advisory Agreements & Sub-Advisory Agreement (Unaudited)(Continued)
of its responsibilities pursuant to the terms of the Sub-Advisory Agreement, including its responsibility for the day-to-day investment and reinvestment of the assets of its respective Fund consistent with its investment program, executing portfolio security trades for purchases and redemptions of the Fund’s shares, monitoring the portfolio for compliance with investment limitations and policies, applicable compliance policies and procedures, and applicable law; responsibility for periodic reporting to the Board, and implementation of Board directives as they relate to the Fund.
In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered past and current reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and general responsiveness of the Sub-Adviser. The Board noted that it had received a copy the Sub-Adviser’s registration on Form ADV, as well as the response of the Sub-Adviser to a detailed series of questions which requested, among other information, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Sub-Adviser.
Historical Performance. The Board noted that it had received information regarding the Fund’s performance for various time periods in the Materials and primarily considered the Fund’s performance for periods ended September 30, 2024.
Costs of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fees reflect arm’s-length negotiations between the Adviser and the Sub-Adviser. The Board also took into account analyses of the Sub-Adviser’s profitability with respect to the Fund.
The Board expressed the view that the Sub-Adviser might realize economies of scale in managing its applicable Fund as assets grow in size. The Board further noted that because the Fund pays the Adviser a unitary fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than to the Fund’s shareholders. Consequently, the Board determined that it would continue to monitor the Fund’s sub-advisory fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its respective shareholders.
Conclusion. No single factor was identified by the Board as determinative of its decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Sub-Advisory Agreement, including the compensation payable under the Sub-Advisory Agreement, are fair and reasonable with respect to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

35

Horizon Kinetics ETFs
Supplemental Information (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Advisor has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Advisor is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Continuation of Advisory Agreements & Sub-Advisory Agreements.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended December 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Horizon Kinetics Blockchain Development ETF	59.78%
Horizon Kinetics Energy and Remediation ETF	100.00%
Horizon Kinetics Inflation Beneficiaries ETF	100.00%
Horizon Kinetics Medical ETF	100.00%
Horizon Kinetics SPAC Active ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2024, was as follows:

Horizon Kinetics Blockchain Development ETF	30.01%
Horizon Kinetics Energy and Remediation ETF	98.38%
Horizon Kinetics Inflation Beneficiaries ETF	47.93%
Horizon Kinetics Medical ETF	100.00%
Horizon Kinetics SPAC Active ETF	0.00%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was as follows:

Horizon Kinetics Blockchain Development ETF	0.00%
Horizon Kinetics Energy and Remediation ETF	0.00%
Horizon Kinetics Inflation Beneficiaries ETF	0.00%
Horizon Kinetics Medical ETF	1.55%
Horizon Kinetics SPAC Active ETF	0.00%

36

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	3/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	3/7/2025

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	3/7/2025

* Print the name and title of each signing officer under his or her signature